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       PROSPECTUS

       Concert
       Social Awareness
       Fund

       Class A, B, L and Y Shares
       -------------------------------------------------------
       May 31, 1999

       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Concert Social Awareness Fund

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Contents
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Investments, risks and performance ........................................    2

More on the fund's investments ............................................    6

More on the fund's social awareness criteria ..............................    7

Management ................................................................    8

Choosing a class of shares to buy .........................................    9

Comparing the fund's classes ..............................................   10

Sales charge ..............................................................   11

More about deferred sales charges .........................................   13

Buying shares .............................................................   14

Exchanging shares .........................................................   15

Redeeming shares ..........................................................   17

Other things to know about  share
transactions ..............................................................   19

Smith Barney 401(k) and ExecChoice (TM)
programs ..................................................................   21

Dividends, distributions and taxes ........................................   22

Share price ...............................................................   23

Financial highlights ......................................................   23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                   Smith Barney Mutual Funds   1

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  Investments, risks and performance
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Investment objective

The fund seeks high total return consisting of capital appreciation and current income.

Principal investment strategies

Key investments The fund invests primarily in common stocks and other equity securities of U.S. companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund also normally invests between 15% and 35% of its assets in fixed income securities. The fixed income securities in which the fund invests are primarily investment grade, and may be of any maturity. The fund also may invest a portion of its assets in equity and debt securities of foreign issuers. As described below, the fund emphasizes companies that both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industry.

Selection process Equity Securities. The fund invests in a broad range of companies, industries and sectors, without regard to market capitalization. The manager uses a "value" approach to selecting equity securities. In selecting individual equity securities, the manager looks for companies it believes are undervalued. Specifically, the manager looks for:

o     Attractive risk-adjusted price/earnings ratio, relative to growth
o     Positive earnings trends
o     Favorable financial condition

Fixed Income Securities.  In selecting fixed income investments, the manager:

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and interest rate outlook
o Uses fundamental credit analysis to determine the relative value of bond issues
o Identifies undervalued bonds and attempts to avoid bonds that may be subject to credit downgrades

Social Awareness Criteria. As a component of the selection process, the manager considers whether, relative to other companies in an industry, a company that meets these investment criteria also is sensitive to social issues related to its products, services, or methods of doing business.


2   Concert Social Awareness Fund

Social factors considered include:

o     Fairness of employment policies and labor relations
o     Involvement in community causes
o Efforts and strategies to minimize the negative impact of business activities and products and to embrace alternatives to unsafe polluting and wasteful activities or products
o     Responsibility and fairness of advertising and marketing practices

In addition, the fund seeks to avoid investing in a company if the manager has significant reason to believe it is engaged in:

o     Tobacco production
o     Production of weapons
o     Ownership or design of nuclear facilities

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o     Stock prices decline generally
o Socially aware companies fall out of favor with investors or fail to perform as well as companies that do not fit the fund's social criteria
o Interest rates rise, causing the value of fixed income securities in the fund's portfolio to decline
o The issuer of a fixed income security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
o The manager's judgment about the attractiveness, value or appreciation of a particular security, or the creditworthiness of a company in which the fund invests, proves to be incorrect

Because the manager uses social awareness criteria as a component of its selection process, the fund's universe of investments may be smaller than that of other funds. In some circumstances, this could cause the fund's return to be lower than that of a fund that may invest in other issuers with strong earnings and growth potential, but that do not meet the fund's social awareness criteria.

Who may want to invest The fund may be an appropriate investment if you:

o     Are seeking to invest in a portfolio with a socially aware component
o     Are seeking a combination of capital appreciation and current income
o     Are willing to accept the risks of the stock and bond markets


                                                   Smith Barney Mutual Funds   3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class B shares for each of the past 10 calendar years. Class A, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

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                         Total Return for Class B Shares
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  1989     1990    1991   1992    1993    1994    1995    1996    1997    1998
  ----     ----    ----   ----    ----    ----    ----    ----    ----    ----
  21.16%  -2.19%  26.45%  6.59%  14.66%  -1.75%  24.01%  11.42%  20.38%  26.63%

                        Calendar years ended December 31

Quarterly returns: Highest: 19.07% in 4th quarter 1998; Lowest: (11.69)% in 3rd quarter 1990

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Standard & Poor's 500 ("S&P 500") Index, an unmanaged index of widely held common stocks and the Lehman Government/Corporate Bond ("Lehman Gov/Corp") Index, an unmanaged combination of government and bond indexes, including U.S. treasury and agency securities and yankee bonds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


4   Concert Social Awareness Fund
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                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998
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                                                            Since      Inception
 Class              1 year      5 years      10 years     Inception       Date
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   A                21.15%       15.32%         n/a         15.67%      11/06/92
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   B                21.63%       15.54%       14.25%        12.66%      02/02/87
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   L                24.32%       15.47%         n/a         14.99%      05/05/93
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   Y*                n/a          n/a          n/a           n/a        03/28/96
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S&P 500             28.60        24.05%       19.19%        16.37%         **
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Lehman Gov/
Corp Index           9.47%        7.30%        9.33%         8.52%         **

* There were no Class Y shares outstanding for the calendar year ended December 31, 1998.
** Index comparison begins on February 28, 1987

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

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                                Shareholder fees
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(fees paid directly from your investment)  Class A   Class B   Class L   Class Y
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Maximum sales charge (load) imposed
on purchases
(as a % of offering price)                  5.00%     None      1.00%     None
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Maximum deferred sales charge (load)
(as a % of the lower of net
asset value at purchase or redemption)      None*     5.00%     1.00%     None
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                         Annual fund operating expenses
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(expenses deducted from fund assets)      Class A  Class B  Class L   Class Y**
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Management fee                              0.75%     0.75%     0.75%     0.75%
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Distribution and service (12b-1) fees       0.25      1.00      1.00      None
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Other expenses                              0.19      0.19      0.19      0.09
                                            ----      ----      ----      ----
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Total annual fund operating expenses        1.19%     1.94%     1.92%     0.84%

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y shares, "Other Expenses" have estimated because no Class Y shares were outstanding for the fiscal year ended January 31, 1999.

                                                   Smith Barney Mutual Funds   5

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown
o     Your investment has a 5% return each year
o     You reinvest all distributions and dividends without a sales charge
o     The fund's operating expenses remain the same

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                       Number of years you own your shares
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                                           1 year   3 years   5 years   10 years
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Class A (with or without redemption)        $615     $859     $1,122     $1,871
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Class B (redemption at end of period)       $697     $909     $1,147     $2,070
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Class B (no redemption)                     $197     $609     $1,047     $2,070
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Class L (redemption at end of period)       $393     $697     $1,126     $2,321
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Class L (no redemption)                     $293     $697     $1,126     $2,321
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Class Y (with or without redemption)        $86      $268     $466       $1,037

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  More on the fund's investments
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Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, options on these futures, and interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates or stock prices
o     As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's interest rate or stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.


6   Concert Social Awareness Fund

Foreign securities The fund may invest a portion of its assets, generally under 15% (but not more than 25%), in securities of foreign issuers. These securities generally include American Depositary Receipts (ADRs), Yankee Bonds and other securities quoted in U.S. dollars, but may also include non-U.S. dollar denominated securities. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline, currency rates adversely affect the value of foreign currencies relative to the U.S. dollar, or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks are greater for issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

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  More on the fund's social awareness criteria
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The manager believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. The manager believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improved productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. The manager also believes that top quality management teams who successfully balance their companies' business interest with their social influences can gain significant competitive advantages over the long run, which may result in increased shareholder values and, therefore, make the company's shares a better investment. The fund is designed to combine both financial and social criteria in all of its investment decisions.

The manager will use its best efforts to assess a company's social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. The manager will monitor the social progress or deterioration of each company in which the fund invests.


                                                   Smith Barney Mutual Funds   7

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  Management
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Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Robert J. Brady and Ellen S. Cammer, each an investment officer of the manager and a managing director of Salomon Smith Barney, have been responsible for the day-to-day management of the fund's portfolio since 1995.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.55% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


8   Concert Social Awareness Fund

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  Choosing a class of shares to buy
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You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant
o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

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                                                   Initial           Additional
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                                       Classes A, B, L    Class Y    All Classes
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General                                    $1,000       $15 million      $50
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IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                    $250        $15 million      $50
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Qualified Retirement Plans*                 $25         $15 million      $25
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Simple IRAs                                  $1             n/a           $1
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Monthly Systematic Investment Plans         $25             n/a          $25
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Quarterly Systematic Investment Plans       $50             n/a          $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


                                                   Smith Barney Mutual Funds   9

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  Comparing the fund's classes
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Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------
                     Class A                Class B             Class L              Class Y
----------------------------------------------------------------------------------------------------
Key features    o Initial sales       o No initial         o Initial sales      o No initial
                  charge                sales charge         charge is lower      or deferred
                o You may qualify     o Deferred sales       than Class A         sales charge
                  for reduction or      charge declines    o Deferred sales     o Must invest
                  waiver of initial     over time            charge for only      at least
                  sales charge        o Converts to Class    1 year               $15 million
                o Lower annual          A after 8 years    o Does not convert   o Lower annual
                  expenses than       o Higher annual        to Class A           expenses than
                  Class B and           expenses than      o Higher annual        the other classes
                  Class L               Class A              expenses than
                                                             Class A
----------------------------------------------------------------------------------------------------
Initial sales   Up to 5.00%;          None                 1.00%                None
charge          reduced for
                large purchases
                and waived for
                certain investors.
                No charge for
                purchases of
                $500,000 or more
----------------------------------------------------------------------------------------------------
Deferred        1% on purchases       Up to 5.00% charged  1% if you redeem     None
sales charge    of $500,000 or        when you redeem      within 1 year of
                more if you redeem    shares. The          purchase
                within 1 year of      charge is reduced
                purchase              over time and
                                      there is no
                                      deferred sales
                                      charge after 6
                                      years
----------------------------------------------------------------------------------------------------
Annual          0.25% of average      1% of average        1% of average        None
distribution    daily net assets      daily net assets     daily net assets
and service
fees
----------------------------------------------------------------------------------------------------
Exchange        Class A shares of     Class B shares of    Class L shares of    Class Y shares of
privilege*      most Smith Barney     most Smith Barney    most Smith Barney    most Smith Barney
                funds                 funds                funds                funds
----------------------------------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


10   Concert Social Awareness Fund

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  Sales charge
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Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

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                                                   Sales Charge as a % of
                                                Offering          Net amount
  Amount of purchase                            price (%)        invested (%)
--------------------------------------------------------------------------------
  Less than $25,000                               5.00              5.26
--------------------------------------------------------------------------------
  $25,000 but less than $50,000                   4.00              4.17
--------------------------------------------------------------------------------
  $50,000 but less than $100,000                  3.50              3.63
--------------------------------------------------------------------------------
  $100,000 but less than $250,000                 3.00              3.09
--------------------------------------------------------------------------------
  $250,000 but less than $500,000                 2.00              2.04
--------------------------------------------------------------------------------
  $500,000 or more                                0.00              0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

      o Accumulation privilege -- lets you combine the current value of Class A shares owned

      o     by you, or
      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


                                                  Smith Barney Mutual Funds   11

o Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD
o     403(b) or 401(k) retirement plans, if certain conditions are met
o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met
o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
 Year after purchase           1st    2nd    3rd    4th   5th    6th through 8th
--------------------------------------------------------------------------------
 Deferred sales charge         5%      4%     3%     2%    1%           0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
  Shares issued:          Shares issued:                 Shares issued:
  At initial              On reinvestment of             Upon exchange from
  purchase                dividends and                  another Smith Barney
                          distributions                  fund
--------------------------------------------------------------------------------
  Eight years             In same proportion as          On the date the shares
  after the date          the number of Class B          originally acquired
  of purchase             shares converting is to        would have converted
                          total Class B shares           into Class A shares
                          you own


12   Concert Social Awareness Fund

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

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  More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund
o     Shares representing reinvested distributions and dividends
o     Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans
o     On certain distributions from a retirement plan
o     For involuntary redemptions of small account balances
o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                                  Smith Barney Mutual Funds   13

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  Buying shares
--------------------------------------------------------------------------------

             Through a You should contact your Salomon Smith Barney Financial Salomon Smith Consultant or dealer representative to open a brokerage
      Barney Financial  account and make arrangements to buy shares.
         Consultant or
                dealer If you do not provide the following information, your representative order will be rejected

                        o     Class of shares being bought
                        o     Dollar amount or number of shares being bought

                        You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
           Through the Qualified retirement plans and certain other investors fund's transfer who are clients of the selling group are eligible to buy agent  shares directly from the fund.

                        o     Write the transfer agent at the following address:
                              Smith Barney Equity Funds
                              Concert Social Awareness Fund
                              (Specify class of shares)
                              c/o First Data Investor Services Group, Inc.
                              P.O. Box 5128
                              Westborough, Massachusetts 01581-5128
                        o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.
                        o For more information, call the transfer agent at 1-800-451-2010.

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14   Concert Social Awareness Fund

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             Through a  You may authorize Salomon Smith Barney, your dealer systematic representative or the transfer agent to transfer funds investment plan automatically from a regular bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                        o Amounts transferred should be at least: $25 monthly or $50 quarterly.
                        o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee.

                        For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

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  Exchanging shares
--------------------------------------------------------------------------------

          Smith Barney You should contact your Salomon Smith Barney Financial offers a distinctive Consultant or dealer representative to exchange into family of funds other Smith Barney funds. Be sure to read the prospectus tailored to help of the Smith Barney fund you are exchanging into. An meet the varying exchange is a taxable transaction.
   needs of both large
  and small investors.  o     You may exchange shares only for shares of the
                              same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                        o     Not all Smith Barney funds may be offered in your
                              state of residence.Contact your Salomon Smith
                              Barney Financial Consultant, dealer representative or the transfer agent.
                        o     You must meet the minimum investment amount for
                              each fund.
                        o     If you hold share certificates, the transfer agent
                              must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                        o     The fund may suspend or terminate your exchange
                              privilege if you engage in an excessive pattern of exchanges.

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                                                  Smith Barney Mutual Funds   15

--------------------------------------------------------------------------------
             Waiver of Your shares will not be subject to an initial sales additional sales charge at the time of the exchange. Your deferred sales charges charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
          By telephone  If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                        You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------
               By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.
--------------------------------------------------------------------------------


16   Concert Social Awareness Fund

--------------------------------------------------------------------------------
  Redeeming shares
--------------------------------------------------------------------------------

             Generally  Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                        If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                        If the shares are held by a fiduciary or corporation, other documents may be required.

                        Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                        If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
               By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:
                          Smith Barney Equity Funds
                          Concert Social Awareness Fund
                          (Specify class of shares)
                          c/o First Data Investor Services Group, Inc.
                          P.O. Box 5128
                          Westborough, Massachusetts 01581-5128

                        Your written request must provide the following:

                        o     Your account number
                        o The class of shares and the dollar amount or number of shares to be redeemed
                        o Signatures of each owner exactly as the account is registered

--------------------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   17

--------------------------------------------------------------------------------
          By telephone  If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                        Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
        Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                        To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                        The following conditions apply:

                        o     Your shares must not be represented by
                              certificates
                        o     All dividends and distributions must be reinvested

                        For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


18   Concert Social Awareness Fund

--------------------------------------------------------------------------------
  Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

      o     Name of the fund
      o     Account number
      o     Class of shares being bought, exchanged or redeemed
      o Dollar amount or number of shares being bought, exchanged or redeemed
      o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $10,000 of shares
o Are sending signed share certificates or stock powers to the transfer agent
o Instruct the transfer agent to mail the check to an address different from the one on your account
o     Changed your account registration
o     Want the check paid to someone other than the account owner(s)
o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


                                                  Smith Barney Mutual Funds   19

The fund has the right to:

o     Suspend the offering of shares
o     Waive or change minimum and additional investment amounts
o     Reject any purchase or exchange order
o     Change, revoke or suspend the exchange privilege
o     Suspend telephone transactions
o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


20   Concert Social Awareness Fund

--------------------------------------------------------------------------------
  Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

o     Class A shares may be purchased by plans investing at least $1 million.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

            If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

            If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


                                                  Smith Barney Mutual Funds   21

--------------------------------------------------------------------------------
  Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
           Transaction                         Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares               Usually capital gain or loss;
                                               long-term only if shares owned
                                               more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions           Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions          Ordinary income
--------------------------------------------------------------------------------
Dividends                                      Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


22   Concert Social Awareness Fund

--------------------------------------------------------------------------------
  Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
  Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years 1996 through 1999 was audited by KPMG LLP, independent accountants. The 1995 fiscal year was audited by other independent accountants.


                                                  Smith Barney Mutual Funds   23

--------------------------------------------------------------------------------
  For a Class A share of capital stock
  outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------

                                             1999(1)      1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of year          $ 20.57     $ 19.36     $ 19.00     $ 15.91     $ 17.72
-----------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                        0.29        0.48        0.57        0.61        0.57
  Net realized and unrealized gain (loss)      5.87        3.27        1.71        3.52       (1.25)
-----------------------------------------------------------------------------------------------------
Total income (loss) from operations            6.16        3.75        2.28        4.13       (0.68)
-----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                       (0.26)      (0.55)      (0.60)      (0.52)      (0.47)
  Net realized gains                          (0.53)      (1.99)      (1.32)      (0.52)      (0.66)
-----------------------------------------------------------------------------------------------------
Total distributions                           (0.79)      (2.54)      (1.92)      (1.04)      (1.13)
-----------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 25.94     $ 20.57     $ 19.36     $ 19.00     $ 15.91
-----------------------------------------------------------------------------------------------------
Total return                                  30.47%      19.89%      12.41%      26.47%      (3.82)%
-----------------------------------------------------------------------------------------------------
Net assets, end of year (millions)          $   282     $   202     $   178     $   175     $   159
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                     1.19%       1.19%       1.28%       1.21%       1.33%
  Net investment income                        1.23        2.34        2.98        3.10        2.89
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          36%         62%         68%         81%        103%
-----------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.


24   Concert Social Awareness Fund

--------------------------------------------------------------------------------
  For a Class B share of capital stock
  outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------

                                             1999(1)      1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of year          $ 20.63     $ 19.42     $ 19.05     $ 15.97     $ 17.79
-----------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                        0.11        0.33        0.43        0.49        0.39
  Net realized and unrealized gain (loss)      5.89        3.27        1.71        3.53       (1.20)
-----------------------------------------------------------------------------------------------------
Total income (loss) from operations            6.00        3.60        2.14        4.02       (0.81)
-----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                       (0.14)      (0.40)      (0.45)      (0.42)      (0.35)
  Net realized gains                          (0.53)      (1.99)      (1.32)      (0.52)      (0.66)
-----------------------------------------------------------------------------------------------------
Total distributions                           (0.67)      (2.39)      (1.77)      (0.94)      (1.01)
-----------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 25.96     $ 20.63     $ 19.42     $ 19.05     $ 15.97
-----------------------------------------------------------------------------------------------------
Total return                                  29.50%      18.95%      11.60%      25.58%      (4.54)%
-----------------------------------------------------------------------------------------------------
Net assets, end of year (millions)          $   198     $   172     $   203     $   226     $   216
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                     1.94%       1.95%       2.03%       1.94%       2.00%
  Net investment income                        0.49        1.62        2.23        2.37        2.21
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          36%         62%         68%         81%        103%
-----------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.


                                                  Smith Barney Mutual Funds   25

--------------------------------------------------------------------------------
  For a Class L(1) share of capital stock
  outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------

                                             1999(2)      1998        1997        1996      1995(3)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year          $ 20.68     $ 19.46     $ 19.08     $ 15.97     $ 17.79
----------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                        0.11        0.34        0.44        0.45        0.38
  Net realized and unrealized gain (loss)      5.91        3.27        1.71        3.60       (1.19)
----------------------------------------------------------------------------------------------------
Total income (loss) from operations            6.02        3.61        2.15        4.05       (0.81)
----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                       (0.14)      (0.40)      (0.45)      (0.42)      (0.35)
  Net realized gains                          (0.53)      (1.99)      (1.32)      (0.52)      (0.66)
----------------------------------------------------------------------------------------------------
Total distributions                           (0.67)      (2.39)      (1.77)      (0.94)      (1.01)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 26.03     $ 20.68     $ 19.46     $ 19.08     $ 15.97
----------------------------------------------------------------------------------------------------
Total return                                  29.53%   %  18.97%   %  11.65%   %  25.77%   %  (4.54)
----------------------------------------------------------------------------------------------------
Net assets, end of year (millions)          $    15     $     7     $     4     $     3     $     2
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                     1.92%       1.93%       2.01%       1.94%       1.98%
  Net investment income                        0.46        1.54        2.25        2.31        2.24
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          36%         62%         68%         81%        103%
----------------------------------------------------------------------------------------------------

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2)   Per share amounts calculated using the monthly average shares method
(3) On November 7, 1994, the former Class D shares were renamed Class C shares.


26   Concert Social Awareness Fund

--------------------------------------------------------------------------------
  For a Class Y* share of capital stock
  outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------
                                                           1998      1997(1)
--------------------------------------------------------------------------------
Net asset value, beginning of year                      $  19.39    $  19.00
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                                     0.56        0.51
  Net realized and unrealized gain (loss)                   3.27        1.69
--------------------------------------------------------------------------------
Total income (loss) from operations                         3.83        2.20
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                    (0.61)      (0.49)
  Net realized gains                                       (1.99)      (1.32)
--------------------------------------------------------------------------------
Total distributions                                        (2.60)      (1.81)
--------------------------------------------------------------------------------
Net asset value, end of year                            $  20.62    $  19.39
--------------------------------------------------------------------------------
Total return                                               20.31%      11.94%(2)
--------------------------------------------------------------------------------
Net assets, end of year (millions)                      $   0.2     $   0.1
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                  0.84%       0.90%(3)
  Net investment income                                     2.64%       3.31(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                    62%         68%
--------------------------------------------------------------------------------
* There were no Class Y shares outstanding for the year ended January 31, 1999.
(1)   For the period from March 28, 1996 (inception date) to January 31, 1997.
(2)   Not Annualized.
(3)   Annualized.


                                                  Smith Barney Mutual Funds   27

                                                 SALOMON SMITH BARNEY
                                                 -------------------------------
                                                 A member of citigroup [GRAPHIC]

Concert Social
Awareness Fund

An investment portfolio of
Smith Barney Equity Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-04551)
FD0225 5/99










--------------------------------------------------------------------------------

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

                                   PROSPECTUS

       Concert
       Social Awareness
       Fund



       Class A and B Shares
      -------------------------------------------------------------------------
       May 31, 1999

       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------

Concert Social Awareness Fund

--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

                        Investments, risks and performance ....................2

                        More on the fund's investments ........................6

                        More on the fund's social awareness criteria ..........7

                        Management ............................................8

                        Choosing a class of shares to buy .....................9

                        Comparing the fund's classes .........................10

                        Sales charge .........................................11

                        More about deferred sales charges ....................13

                        Buying shares ........................................14

                        Exchanging shares ....................................15

                        Redeeming shares .....................................17

                        Other things to know about share
                        transactions .........................................20

                        Dividends, distributions and taxes ...................21

                        Share price ..........................................22

                        Financial highlights .................................22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                     Smith Barney Mutual Funds 1

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks high total return consisting of capital appreciation and current income.

Principal investment strategies

Key investments The fund invests primarily in common stocks and other equity securities of U.S. companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund also normally invests between 15% and 35% of its assets in fixed income securities. The fixed income securities in which the fund invests are primarily investment grade, and may be of any maturity. The fund also may invest a portion of its assets in equity and debt securities of foreign issuers. As described below, the fund emphasizes companies that both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industry.

Selection process Equity Securities. The fund invests in a broad range of companies, industries and sectors, without regard to market capitalization. The manager uses a "value" approach to selecting equity securities. In selecting individual equity securities, the manager looks for companies it believes are undervalued.

Specifically, the manager looks for:

o     Attractive risk-adjusted price/earnings ratio, relative to growth

o     Positive earnings trends

o     Favorable financial condition

Fixed Income Securities.  In selecting fixed income investments, the manager:

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and interest rate outlook

o Uses fundamental credit analysis to determine the relative value of bond issues

o Identifies undervalued bonds and attempts to avoid bonds that may be subject to credit downgrades

Social Awareness Criteria. As a component of the selection process, the manager considers whether, relative to other companies in an industry, a company that meets these investment criteria also is sensitive to social issues related to its products, services, or methods of doing business.


2 Concert Social Awareness Fund

Social factors considered include:

o     Fairness of employment policies and labor relations

o     Involvement in community causes

o Efforts and strategies to minimize the negative impact of business activities and products and to embrace alternatives to unsafe polluting and wasteful activities or products

o     Responsibility and fairness of advertising and marketing practices

In addition, the fund seeks to avoid investing in a company if the manager has significant reason to believe it is engaged in:

o     Tobacco production

o     Production of weapons

o     Ownership or design of nuclear facilities

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o     Stock prices decline generally

o Socially aware companies fall out of favor with investors or fail to perform as well as companies that do not fit the fund's social criteria

o Interest rates rise, causing the value of fixed income securities in the fund's portfolio to decline

o The issuer of a fixed income security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

o The manager's judgment about the attractiveness, value or appreciation of a particular security, or the creditworthiness of a company in which the fund invests, proves to be incorrect

Because the manager uses social awareness criteria as a component of its selection process, the fund's universe of investments may be smaller than that of other funds. In some circumstances, this could cause the fund's return to be lower than that of a fund that may invest in other issuers with strong earnings and growth potential, but that do not meet the fund's social awareness criteria.

Who may want to invest The fund may be an appropriate investment if you:

o     Are seeking to invest in a portfolio with a socially aware component

o     Are seeking a combination of capital appreciation and current income

o     Are willing to accept the risks of the stock and bond markets


                                                     Smith Barney Mutual Funds 3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class B shares for each of the past 10 calendar years. Class A shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

--------------------------------------------------------------------------------
                         Total Return for Class B Shares
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

1989     1990    1991   1992    1993    1994    1995    1996    1997    1998
  ----     ----    ----   ----    ----    ----    ----    ----    ----    ----
  21.16%  -2.19%  26.45%  6.59%  14.66%  -1.75%  24.01%  11.42%  20.38%  26.63%


Quarterly returns: Highest: 19.07% in 4th quarter 1998; Lowest: (11.69)% in 3rd quarter 1990

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Standard & Poor's 500 ("S&P 500") Index, an unmanaged index of widely held common stocks and the Lehman Government/Corporate Bond ("Lehman Gov/Corp") Index, an unmanaged combination of government and bond indexes, including U.S. treasury and agency securities and yankee bonds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


4 Concert Social Awareness Fund

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                            Since      Inception
   Class             1 year      5 years     10 years     Inception      Date
--------------------------------------------------------------------------------
     A               21.15%      15.32%         n/a         15.67%     11/06/92
--------------------------------------------------------------------------------
     B               21.63%      15.54%       14.25%        12.66%     02/02/87
--------------------------------------------------------------------------------
S&P 500               28.60      24.05%       19.19%        16.37%         *
--------------------------------------------------------------------------------
Lehman Gov/
Corp Index            9.47%       7.30%        9.33%         8.52%         *

*Index comparison begins on February 28, 1987

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------
(fees paid directly from your investment)          Class A           Class B
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed
on purchases
(as a % of offering price)                          5.00%             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a % of the lower of net
asset value at purchase or redemption)              None*             5.00%

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(expenses deducted from fund assets)               Class A           Class B
--------------------------------------------------------------------------------
Management fee                                      0.75%             0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.25              1.00
--------------------------------------------------------------------------------
Other expenses                                      0.19              0.19
                                                   -----             -----
--------------------------------------------------------------------------------
Total annual fund operating expenses                1.19%             1.94%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


                                                     Smith Barney Mutual Funds 5

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o You invest $10,000 in the fund for the period shown

o Your investment has a 5% return each year

o You reinvest all distributions and dividends without a sales charge

o The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)     $615      $859       $1,122     $1,871
--------------------------------------------------------------------------------
Class B (redemption at end of period)    $697      $909       $1,147     $2,070
--------------------------------------------------------------------------------
Class B (no redemption)                  $197      $609       $1,047     $2,070
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, options on these futures, and interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates or stock prices

o     As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's interest rate or stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.


6 Concert Social Awareness Fund

Foreign securities The fund may invest a portion of its assets, generally under 15% (but not more than 25%), in securities of foreign issuers. These securities generally include American Depositary Receipts (ADRs), Yankee Bonds and other securities quoted in U.S. dollars, but may also include non-U.S. dollar denominated securities. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline, currency rates adversely affect the value of foreign currencies relative to the U.S. dollar, or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks are greater for issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
More on the fund's social awareness criteria
--------------------------------------------------------------------------------

The manager believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. The manager believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improved productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. The manager also believes that top quality management teams who successfully balance their companies' business interest with their social influences can gain significant competitive advantages over the long run, which may result in increased shareholder values and, therefore, make the company's shares a better investment. The fund is designed to combine both financial and social criteria in all of its investment decisions.

The manager will use its best efforts to assess a company's social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. The manager will monitor the social progress or deterioration of each company in which the fund invests.


                                                     Smith Barney Mutual Funds 7

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Robert J. Brady and Ellen S. Cammer, each an investment officer of the manager and a managing director of Salomon Smith Barney, have been responsible for the day-to-day management of the fund's portfolio since 1995.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.55% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. Through a selling agreement, PFS Investments Inc. sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A and B shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


8 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose between two classes of shares: Classes A and B. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase amount will be immediately invested. This may help offset the higher expenses of Class B shares, but only if the fund performs well.

Initial purchases of shares must be made through a PFS Investments Registered Representative.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                          Initial                 Additional
--------------------------------------------------------------------------------
                                     Classes A and B             Both Classes
--------------------------------------------------------------------------------
General                                  $1,000                       $50
--------------------------------------------------------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                  $250                        $50
--------------------------------------------------------------------------------
Qualified Retirement Plans*                $25                        $25
--------------------------------------------------------------------------------
Systematic Investment Plans                $25                        $25

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


                                                     Smith Barney Mutual Funds 9

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your PFS Investments Registered Representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

--------------------------------------------------------------------------------
                  Class A                           Class B
--------------------------------------------------------------------------------
Key features    o Initial sales charge            o No initial sales charge
                o You may qualify for reduction   o Deferred sales charge
                  or waiver of initial sales        declines over time
                  charge                          o Converts to Class A after
                o Lower annual expenses than        8 years
                  Class B                         o Higher annual expenses than
                                                    Class A
--------------------------------------------------------------------------------
Initial sales   Up to 5.00%; reduced for          None
charge          large purchases and waived
                for certain investors.No
                charge for purchases of
                $500,000 or more
--------------------------------------------------------------------------------
Deferred        1% on purchases of $500,000       Up to 5.00% charged when you
sales charge    or more if you redeem within      redeem shares. The charge is
                1 year of purchase                reduced over time and there
                                                  is no deferred sales charge
                                                  after 6 years
--------------------------------------------------------------------------------
Annual          0.25% of average daily net        1% of average daily net
distribution    assets                            assets
and service
fees
--------------------------------------------------------------------------------
Exchange        Class A shares                    Class B shares
privilege*      of certain Smith Barney funds     of certain Smith Barney funds.
--------------------------------------------------------------------------------
*Ask your PFS Investments Registered Representative for the funds available for exchange.


10 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Sales charge
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                              Sales Charge as a % of
                                           Offering          Net amount
Amount of purchase                         price (%)        invested (%)
--------------------------------------------------------------------------------
Less than $25,000                            5.00               5.26
--------------------------------------------------------------------------------
$25,000 but less than $50,000                4.00               4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000               3.50               3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000              3.00               3.09
--------------------------------------------------------------------------------
$250,000 but less than $500,000              2.00               2.04
--------------------------------------------------------------------------------
$500,000 or more                             0.00               0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

      o Accumulation privilege -- lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


                                                    Smith Barney Mutual Funds 11

o Letter of intent -- lets you purchase Class A shares of the fund and certain Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD

o     403(b) or 401(k) retirement plans, if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if your PFS Investments Registered Representative is notified

o     Participants in the Primerica Corporation Savings and Retirement Plan

o Investors who purchase through a PFS Investments Registered Representative with proceeds from a prior mutual fund redemption, if certain conditions are met.

If you want to learn about additional waivers of Class A initial sales charges, contact your PFS Investments Registered Representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
Year after purchase             1st   2nd   3rd   4th   5th      6th through 8th
--------------------------------------------------------------------------------
Deferred sales charge           5%    4%    3%    2%    1%             0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:     Shares issued:              Shares issued:
At initial         On reinvestment of          Upon exchange from
purchase           dividends and               another Smith Barney
                   distributions               fund
--------------------------------------------------------------------------------
Eight years        In same proportion as       On the date the shares
after the date     the number of Class B       originally acquired
of purchase        shares converting is to     would have converted
                   total Class B shares        into Class A shares
                   you own


12 Concert Social Awareness Fund

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your PFS Investments Registered Representative.

PFS Distributors Inc., an affiliate of PFS Investments Inc., receives deferred sales charges as reimbursement for shares sold, including the payment of compensation to your PFS Investments Registered Representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your PFS Investments Registered Representative or consult the SAI.


                                                    Smith Barney Mutual Funds 13

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Buying shares by mail

o Initial purchases of shares of each fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to the Fund's sub-transfer agent, PFS Shareholder Services. Subsequent investments may be sent by mail directly to PFS Shareholder Services.

--------------------------------------------------------------------------------

Buying shares by telephone

o Upon completion of certain automated systems, you will be able to elect telephone transactions on your account application and call PFS Shareholder Services and request a purchase through a transfer from your bank account. Telephone purchases can be made between 8:00 a.m. and 8:00 p.m. eastern time on any day the New York Stock Exchange is open. Purchase orders received after the close of regular trading on the Exchange are priced at the net asset value next determined. The minimum telephone investment is $250 and the maximum is $10,000. You will be charged a fee if you have insufficient funds to complete the investment.

o The address and telephone number of PFS Shareholder Services is: 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062; (800) 544-5445.

o You may also reach PFS Shareholder Services by calling (800) 544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDDLine for the Hearing Impaired.

o Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.

--------------------------------------------------------------------------------

Buying shares by wire

Initial purchases of shares for $10,000 may be made by wire order from your bank account. Contact your PFS Investments Registered Representative for details. In addition, once an account is open, you may make additional wire orders through PFS Shareholder Services.

--------------------------------------------------------------------------------


14 Concert Social Awareness Fund

--------------------------------------------------------------------------------

Through a systematic investment plan

You may authorize PFS Shareholder Services to transfer funds automatically from a regular bank account or other financial institution to buy shares of a fund.

o     Amounts transferred should be at least $25 monthly.

o If you do not have sufficient funds in your account on a transfer date, PFS Shareholder Services may charge you a fee.

For more information, contact your PFS Investments Registered Representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors

You should contact your PFS Investments Registered Representative to exchange into other eligible Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund you are exchanging into. An exchange is a taxable transaction.

o You may exchange shares only for shares of the same class of certain Smith Barney funds. Not all Smith Barney funds offer all classes.

o Not all Smith Barney funds may be offered in your state of residence. Contact your PFS Investments Registered Representative.

o     You must meet the minimum investment amount for each fund.

o If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 15

--------------------------------------------------------------------------------

Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange. Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------

By telephone

Upon completion of certain automated systems, you will be able to exchange shares by telephone if you elect telephone transactions on your account application. Telephone exchanges are subject to the same limitations as telephone redemptions.

To learn more about the exchange privilege and Smith Barney mutual funds you may be eligible to exchange into, contact your PFS Investments Registered Representative or consult the SAI.

--------------------------------------------------------------------------------


16 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Redemptions by mail

Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

You may redeem some or all of your shares by sending a Redemption Form or other written request in proper form to PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. You may also reach PFS Shareholder Services by calling (800) 544-5445 or (800) 544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the Hearing Impaired. The written request for redemption must be in good order. This means that you have provided the following information. Your request will not be processed without this information.

o     Name of the fund

o     Account number

o     Dollar amount or number of shares to redeem

o     Signature of each owner exactly as account is registered

o     Other documentation required by PFS Shareholder Services

To be in good order, your request must include a signature guarantee if:

o     The proceeds of the redemption exceed $50,000

o     The proceeds are not paid to the record owner(s) at the record address

o     The shareholder(s) has had an address change in the past 45 days

o The shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 17

--------------------------------------------------------------------------------

In all cases, your redemption price is the net asset value next determined after your request is received in good order. Redemption proceeds normally will be sent within three days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include signature guarantees.

--------------------------------------------------------------------------------

Redemptions by telephone

You may redeem shares by telephone if you elect the telephone transaction option on your account application. This is available only for redemptions of $50,000 or less, and the proceeds must be mailed to your address of record. In addition, you must be able to provide proper identification information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time on any day the New York Stock Exchange is open. Requests received after the close of regular trading on the New York Stock Exchange are priced at the net asset value next computed. If telephone redemptions are not available for any reason, you may use the Fund's regular redemption procedure described above.

--------------------------------------------------------------------------------

Payment of redemption proceeds

Whether you redeem by mail, fax or telephone, your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. You will be charged a service fee for wire transfers and for transfers made directly to your bank by the Automated Clearinghouse (ACH).


18 Concert Social Awareness Fund

--------------------------------------------------------------------------------

Automatic cash withdrawal plan

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge. The following conditions apply:

o     Shares may not be represented by certificates

o     All dividends and distributions must be reinvested

o You can establish a withdrawal plan for a retirement account only if you are eligible to receive distributions from the account

--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 19

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


20 Concert Social Awareness Fund

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your PFS Investments Registered Representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
         Transaction                        Federal tax status
--------------------------------------------------------------------------------

Redemption or exchange of shares            Usually capital gain or loss;
                                            long-term only if shares owned
                                            more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions        Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions       Ordinary income
--------------------------------------------------------------------------------
Dividends                                   Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                    Smith Barney Mutual Funds 21

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with PFS Shareholder Services before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal years 1996 through 1999 was audited by KPMG LLP, independent accountants. The 1995 fiscal year was audited by other independent accountants.


22 Concert Social Awareness Fund

--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------
                                    1999(1)   1998     1997     1996     1995
--------------------------------------------------------------------------------
Net asset value, beginning of year  $20.57   $19.36   $19.00   $15.91   $17.72
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income               0.29     0.48     0.57     0.61     0.57
  Net realized and unrealized
    gain (loss)                       5.87     3.27     1.71     3.52    (1.25)
--------------------------------------------------------------------------------
Total income (loss) from operations   6.16     3.75     2.28     4.13    (0.68)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (0.26)   (0.55)   (0.60)   (0.52)   (0.47)
  Net realized gains                 (0.53)   (1.99)   (1.32)   (0.52)   (0.66)
--------------------------------------------------------------------------------
Total distributions                  (0.79)   (2.54)   (1.92)   (1.04)   (1.13)
--------------------------------------------------------------------------------
Net asset value, end of year        $25.94   $20.57   $19.36   $19.00   $15.91
--------------------------------------------------------------------------------
Total return                         30.47%   19.89%   12.41%   26.47%   (3.82)%
--------------------------------------------------------------------------------
Net assets, end of year (millions)    $282     $202     $178     $175     $159
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                            1.19%    1.19%    1.28%    1.21%    1.33%
  Net investment income               1.23     2.34     2.98     3.10     2.89
--------------------------------------------------------------------------------
Portfolio turnover rate                 36%      62%      68%      81%     103%
--------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.


                                                    Smith Barney Mutual Funds 23

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended January 31:
--------------------------------------------------------------------------------
                                    1999(1)   1998     1997     1996     1995
--------------------------------------------------------------------------------
Net asset value, beginning of year  $20.63   $19.42   $19.05   $15.97   $17.79
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income               0.11     0.33     0.43     0.49     0.39
  Net realized and unrealized
    gain (loss)                       5.89     3.27     1.71     3.53    (1.20)
--------------------------------------------------------------------------------
Total income (loss) from operations   6.00     3.60     2.14     4.02    (0.81)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (0.14)   (0.40)   (0.45)   (0.42)   (0.35)
  Net realized gains                 (0.53)   (1.99)   (1.32)   (0.52)   (0.66)
--------------------------------------------------------------------------------
Total distributions                  (0.67)   (2.39)   (1.77)   (0.94)   (1.01)
--------------------------------------------------------------------------------
Net asset value, end of year        $25.96   $20.63   $19.42   $19.05   $15.97
--------------------------------------------------------------------------------
Total return                         29.50%   18.95%   11.60%   25.58%   (4.54)%
--------------------------------------------------------------------------------
Net assets, end of year (millions)    $198     $172     $203     $226     $216
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                            1.94%    1.95%    2.03%    1.94%    2.00%
  Net investment income               0.49     1.62     2.23     2.37     2.21
--------------------------------------------------------------------------------
Portfolio turnover rate                 36%      62%      68%      81%     103%
--------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.


24 Concert Social Awareness Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       Securities offers through
                                                            PFS INVESTMENTS INC.
                                                            --------------------
                                                     A member of citigroup[LOGO]

Concert Social Awareness Fund

An investment portfolio of Smith Barney Equity Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your PFS Investments Registered Representative, by calling PFS Share holder Services at 1-800-544-5445, or by writing to the fund at 3100 Breckinridge Boulevard, Building 200, Duluth, Georgia 30099-0062.


You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

 (Investment Company Act file no. 811-04551)

PFS Investments Inc.
SB-1F

5.99